Subsequent events, Stock and Warrant Issuance (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 17, 2020	Jan. 03, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock and Warrant Issuance [Abstract]
Net proceeds from shares issued			$ 15,826	$ 4,668
Granted (in dollars per share)			$ 0.97
Subsequent Event [Member]
Stock and Warrant Issuance [Abstract]
Units issued in private placement offering (in shares)		308,642
Net proceeds from shares issued		$ 500
Net of issuance cost		$ 100
Stock issued to third parties for services (in shares)	1,003,232
Granted (in dollars per share)	$ 1.62